Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property and equipment	$ 1,065	$ 1,146
Right-of-use assets	1,846	2,920
Intangible assets	4,418	8,476
Goodwill	1,836	1,836
Deferred platform commission fees	67,110	73,996
Deferred tax asset	103	122
Other non-current investments	16,115	18,074
Other non-current assets	107	107
Total non-current assets	92,600	106,677
Current assets
Indemnification asset	2,232	2,443
Trade receivables and other current assets	42,131	51,903
Loans receivable	226	148
Other investments	23,757	84,236
Prepaid tax	201	3,349
Cash and cash equivalents	111,049	71,798
Total current assets	179,596	213,877
Total assets	272,196	320,554
Equity
Additional paid-in capital	29,831	25,531
Share-based payments reserve	144,399	143,593
Treasury share reserve	(33,104)
Translation reserve	5,890	5,143
Accumulated deficit	(248,545)	(274,079)
Equity attributable to equity holders of the Company	(101,529)	(99,812)
Total equity	(101,529)	(99,812)
Non-current liabilities
Lease liabilities - non-current	18	983
Long-term deferred revenue	109,891	115,344
Share warrant obligations	365	1,278
Total non-current liabilities	110,274	117,605
Current liabilities
Lease liabilities - current	1,282	1,458
Trade and other payables	20,212	30,303
Provisions for non-income tax risks	1,233	1,354
Put option liabilities - current	15,002	28,995
Tax liability	3,029	6,473
Deferred revenue	222,693	234,178
Total current liabilities	263,451	302,761
Total liabilities	373,725	420,366
Total liabilities and shareholders' equity	$ 272,196	$ 320,554